INCOME TAXES	12 Months Ended
Jan. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES [Text Block]

21. INCOME TAXES

The Company is a Canadian resident company, as defined in the Income Tax Act (Canada) (the "ITA"), for Canadian income tax purposes. However, it has subsidiaries that are treated as United States corporations for US federal income tax purposes per the Internal Revenue Code (US) ("IRC") and are thereby subject to federal income tax on their worldwide income. As a result, the Company is subject to taxation both in Canada and the United States.

A summary of the Company's components of the income tax provision for the years ended January 31, 2024 and 2023, is as follows:

	2024	2023
	$	$
Current
Canadian	-	-
US Federal and State	3,233,053	2,866,688
Total current income tax expense	3,233,053	2,866,688

Deferred
Canadian	-	-
US Federal and State	249,072	(56,920)
Total deferred income tax expense (recovery)	249,072	(56,920)

Total income tax expense	3,482,125	2,809,768

A summary of the Company's domestic and foreign components of income (loss) before provision for income taxes for the years ended January 31, 2024 and 2023, is as follows:

	2024	2023
	$	$
Canadian	(2,141,166)	(702,488)
United States	2,399,823	4,893,796
Income before income taxes	258,657	4,191,308

Section 280E of the Internal Revenue Code ("IRC") prohibits businesses engaged in the trafficking of Schedule I or Schedule II controlled substances from deducting normal business expenses, such as payroll and rent, from gross income (revenue less cost of goods sold). Section 280E was originally intended to penalize criminal market operators, but because cannabis remains a Schedule I controlled substance for U.S. Federal purposes, the Internal Revenue Service (the "IRS") has subsequently applied Section 280E to state-legal cannabis businesses. Cannabis businesses operating in states that align their tax codes with the IRC are also unable to deduct normal business expenses from their state taxes. The nondeductible expenses shown in the effective rate reconciliation above is comprised primarily of the impact of applying Section 280E to the Company's businesses that are involved in selling cannabis, along with other typical non-deductible expenses such as lobbying expenses.

A summary of the Company's reconciliation of the statutory income tax rate percentage to the effective tax rate for the years ended January 31, 2024 and 2023 is as follows:

	2024	2023
	$	$
Income for the year	258,657	4,191,308
Statutory rate	27%	27%

Income tax expense at statutory rate	(74,152)	1,131,653
IRC section 280E disallowance	1,954,392	1,802,992
Foreign tax rate differential	16,068	(288,933)
Change in foreign exchange rates and other	21,188	196,298
Uncertain tax position, inclusive of interest and penalties	(354,637)	32,591
Change in valuation allowance	(50,016)	(198,848)
Payable adjustment to provision versus statutory tax returns	1,153,756	67,056
Deferred adjustment to provision versus statutory tax returns	824,220	10,410
Other	(8,694)	56,549
	3,482,125	2,809,768

A summary of the Company’s deferred tax asset (liability) significant components is as follows:

	January 31, 2024	January 31, 2023
	$	$
Deferred tax assets
Share issuance costs and financing fees	1,610	4,764
Allowable capital losses	132,394	132,986
Non-capital losses	5,170,743	4,704,180
Intangible assets	82,004	230,563
Goodwill	6,606	-
Lease liabilities	1,048,101	1,095,352
Reclamation obligation	-	14,219
Derivative liability	29,223	64,719
Inventories	-	36,797
Convertible promissory note	-	312,190
Property and equipment	3,686	-
Other	14,187	-
Total deferred tax assets	6,488,554	6,595,770
Valuation allowance	(5,261,352)	(5,311,368)
Total net deferred tax assets	1,227,202	1,284,402

Deferred tax liabilities
Property and equipment	-	(95,857)
Right-of-use assets	(959,509)	(1,022,105)
IRC 481(a) adjustments	(283,658)	-
Total deferred tax liabilities	(1,243,167)	(1,117,962)
Net deferred tax asset (liability)	(15,965)	166,440

There are no deferred tax assets and liabilities included in the carrying amount of the disposal group classified as held for sale as of January 31, 2024. Amounts classified as part of the disposal group as of January 31, 2023 have been reclassified to continuing operations under ASC 360-10-20.

Realization of deferred tax assets associated with the net operating loss carryforwards is dependent upon generating sufficient taxable income prior to their expiration. A valuation allowance to reflect management's estimate of the Canadian loss carryforwards that may expire prior to their utilization has been recorded as at January 31, 2024.

As the Company operates in the cannabis industry, the Company is subject to the limits of Internal Revenue Code ("IRC") Section 280E for US federal income tax purposes as well as state income tax purposes. Under IRC Section 280E, the Company is only allowed to deduct expenses directly related to costs of goods sold. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under IRC Section 280E.

Management regularly assesses the ability to realize deferred tax assets recorded based upon the weight of available evidence, including such factors as recent earnings history and expected future taxable income on a jurisdiction-by-jurisdiction basis. In the event that the Company changes its determination as to the amount of realizable deferred tax assets, the Company will adjust its valuation allowance with a corresponding impact to the provision for income taxes in the period in which such determination is made. The Company's management believes that, based on a number of factors, it is more likely than not, that all or some portion of the deferred tax assets will not be realized; and accordingly, for the fiscal year ended January 31, 2024, the Company has provided a valuation allowance against the Company's Canadian net deferred tax assets. The net change in the valuation allowance for the fiscal year ended January 31, 2024 was a decrease of $4,604,054.

The Company had net operating loss ("NOL") carryforwards for Canada, U.S. federal and state income tax purposes of approximately $18,540,482 and $2,168,593, respectively, as of January 31, 2024. Canada NOLs will begin to expire in 2026 and state NOLs will begin to expire in 2035.

As of January 31, 2024, the Company had Canadian capital losses of approximately $490,348 with no expiry date. The Internal Revenue Code of 1986, as amended, imposes restrictions on the utilization of net operating losses in the event of an "ownership change" of a corporation. Accordingly, a company's ability to use net operating losses may be limited as prescribed under Internal Revenue Code Section 382 ("IRC Section 382"). Events which may cause limitations in the amount of the net operating losses that the Company may use in any one year include, but are not limited to, a cumulative ownership change of more than 50% over a three-year period. Utilization of the federal and state net operating losses may be subject to substantial annual limitation due to the ownership change limitations provided by the IRC Section 382 and similar state provisions. The Company may, in the future, experience one or more additional Section 382 "ownership changes." If so, the Company may not be able to utilize some of its carryforwards or other tax attributes, even if the Company achieves profitability in the jurisdiction of the carryforwards or other tax attributes. The Company has not completed a study to assess whether a change of ownership has occurred, or whether there have been multiple ownership changes since its formation, due to the significant cost and complexity associated with such a study. Any limitation may result in expiration of a portion of the NOL carryforwards before utilization. Further, until a study is completed by the Company and any limitation is known, no amounts are being presented as an uncertain tax position.

The uncertain tax position comprises of certain deductions for lease obligations, depreciation and amortization taken in prior years in excess of the accounting expenses in respect of assets used in production as well as deductions for inventory impairment that were not previously taken

As of January 31, 2024, the total amount of gross unrecognized tax benefits was $68,530, which includes interest and penalties. As of January 31, 2024, $68,530 of the total unrecognized tax benefits, if recognized, would have an impact on the Company's effective tax rate.

The Company estimates that approximately $47,015 of unrecognized tax benefits, including penalties and interest, may be recognized in the next 12 months.

During the years ended January 31, 2024, the Company recorded interest of $20,369 and penalties of $1,012 on uncertain tax liabilities within the consolidated statements of operations and comprehensive (loss) income. The Company files income tax returns in Canada, the U.S. federal jurisdiction and Oregon. The Company's tax years for the fiscal year ended January 31, 2021 and forward are subject to examination by the U.S. tax authorities. The Company's tax years for January 31, 2021 and forward are subject to examination for state purposes. The tax return for the 2020 fiscal year is also subject to examination by tax authorities in Canada.

The aggregate change in the balance of gross unrecognized tax benefits, excluding penalties and interest, is as follows:

	January 31, 2024	January 31, 2023
	$	$
Beginning balance	789,112	813,855
Increase due to tax positions taken during current year	5,059	-
Decrease in balance as a result of lapse of the applicable statute of limitations	(171,314)	-
Increase in balance due to tax positions taken during prior years	-	-
Decrease in balance due to tax positions taken during prior years	(714,043)	(24,743)
Ending balance	(91,186)	789,112

Beginning on January 1, 2022, the Tax Cuts and Jobs Act ("the Act"), enacted in December 2017, eliminated the option to deduct research and development expenditures in the current period and requires taxpayers to capitalize and amortize U.S.-based and non-U.S. based research and development expenditures over five and fifteen years, respectively. There is no impact to our current income tax provision as a result of this tax legislation.

On August 16, 2022 the Inflation Reduction Act of 2022 ("the Act") was signed into law. For taxable years beginning after December 31, 2022, the Act creates a 15% corporate minimum tax on large corporations with more than $1 billion in financial statement net income, and a 1% excise tax on stock buybacks.  The Company assessed the impact of the Act and determined it does not have a material impact to the financials and related disclosures.